Segmented Information	12 Months Ended
Mar. 31, 2026
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information

The Company operates in one reportable operating segment, being the acquisition and exploration of mineral properties. The Company’s exploration and evaluation assets are located in Canada and the United States and are disclosed by property in Note 6.